Share-Based Compensation to Employees (Details) (Stock options, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Stock options
Share-based compensation to employees
Award vesting period	4 years	4 years	4 years
Maximum expiration period	10 years
Weighted average grant date fair value (in dollars per share)	$ 6.39	$ 5.91	$ 6.49
Weighted average assumptions
Expected volatility (as a percent)	53.60%	50.50%	53.40%
Risk-free interest rate (as a percent)	1.00%	2.05%	2.46%
Expected term	5 years 10 months 13 days	6 years 25 days	5 years 11 months 5 days
Options
Outstanding, beginning of period (in shares)	1,836	1,762	1,318
Granted (in shares)	740	298	544
Forfeited (in shares)	(128)	(224)	(100)
Outstanding, end of period (in shares)	2,448	1,836	1,762
Weighted Average Exercise Price
Outstanding, beginning of period (in dollars per share)	$ 13.84	$ 14.20	$ 14.78
Granted (in dollars per share)	$ 13.48	$ 10.03	$ 13.04
Forfeited (in dollars per share)	$ 13.42	$ 11.59	$ 15.47
Outstanding, end of period (in dollars per share)	$ 13.76	$ 13.84	$ 14.20